Receivables and Debit Balances	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Receivables and Debit Balances
Note 4 - Receivables and Debit Balances

	As at December 31,
	2021	2020
	Israel Shekels
Prepaid expenses	-	-
Institutions	13,870	-
Related parties	20,695	3,466
Accounts receivables	-	337,000
	34,565	340,466